FILE NOS. 333-160595 AND 811-22311

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 84	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86	☒

SCHWAB STRATEGIC TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

David J. Lekich, Esq.	Douglas P. Dick, Esq.
Charles Schwab Investment Management, Inc.	Dechert LLP
211 Main Street	1900 K Street, N.W.
SF211MN-05-491	Washington, D.C. 20006
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 84 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 16th day of July, 2015.

SCHWAB STRATEGIC TRUST
Registrant

Marie Chandoha*
Marie Chandoha, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 16th day of July, 2015.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Robert W. Burns* Robert W. Burns	Trustee

Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document

EX 101.SCH	XBRL Taxonomy Schema Document

EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX 101.DEF	XBRL Taxonomy Definition Linkbase Document

EX 101.LAB	XBRL Taxonomy Label Linkbase Document

EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document